SHARE CAPITAL (Details 6) - USD ($) $ / shares in Units, shares in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Calculation of diluted income loss per share [Abstract]
Loss from continuing operations	[1]	$ (1,070.8)	$ (158.0)
Net earnings (loss)		$ (1,225.7)	$ (108.0)
Basic weighted average number of shares outstanding		578.7	564.7
Stock options		0.0	0.0
Diluted weighted average number of shares outstanding		578.7	564.7
Loss from continuing operations per share: Basic		$ (1.85)	$ (0.28)
Diluted earnings (loss) per share		(2.12)	(0.19)
Loss from continuing operations per share: Diluted		(1.85)	(0.28)
Basic earnings (loss) per share		$ (2.12)	$ (0.19)

[1]	For the year ended December 31, 2018 and comparative periods, both Peak Mines and Mesquite have been classified as discontinued operations and accordingly earnings and cash flows from continuing operations are presented exclusive of Peak Mines and Mesquite. Peak Mines was sold in April 2018 and Mesquite was sold in October 2018. Refer to Note 15 for further details.